Benefit Plans, Pension and Other Postretirement Benefit Liabilities in Consolidated Balance Sheets (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total Pension and Other Postretirement Benefit Liabilities Included in Balance Sheets [Abstract]
Accrued liabilities		$ (1,658)	$ (1,404)
Pension and other postretirement benefits	$ (129,800)	(122,710)	(114,065)
Total pension and other postretirement benefit liability		$ (124,368)	$ (115,469)